Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed balance sheets
	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Current assets
Amount due from the shareholder	8,775	8,775	1,125
Non-current assets
Interests in a subsidiary	780	780	100
Total assets	9,555	9,555	1,225

Liabilities and shareholders’ deficit
Current liabilities
Amounts due to a subsidiary	780	149,867	19,187
Amounts due to a related party	71,999	—	—
Total liabilities	72,779	149,867	19,187

Shareholders’ deficit
Ordinary shares: US$0.0000625 par value, 800,000,000 shares authorized as of December 31, 2022 and 2023; 18,000,000 shares issued and outstanding as of December 31, 2022 and 2023	8,775	8,775	1,125
Accumulated losses	(71,999)	(149,087)	(19,087)
Total shareholders’ deficit	(63,224)	(140,312)	(17,962)
Total liabilities and shareholders’ deficit	9,555	9,555	1,225

Schedule of Condensed Statements of Loss and Comprehensive Loss	Condensed statements of loss
	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Operating expenses
General and administrative expenses	(29,999)	(42,000)	(77,088)	(9,869)
Total operating expenses	(29,999)	(42,000)	(77,088)	(9,869)
Loss before income taxes	(29,999)	(42,000)	(77,088)	(9,869)
Income taxes	—	—	—	—
Net loss	(29,999)	(42,000)	(77,088)	(9,869)

Schedule of Condensed Statements of Cash Flows	Condensed statements of cash flows
	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Cash flows from operating activities
Net loss	(29,999)	(42,000)	(77,088)	(9,869)
Changes in operating assets and liabilities	—	—	—	—
Net cash used in operating activities	(29,999)	(42,000)	(77,088)	(9,869)
Cash flows from investing activities
Cash from (used in) investing activities	—	—	—	—
Cash flows from financing activities
Amount due to a related party	29,999	42,000	77,088	9,869
Cash flows from financing activities	29,999	42,000	77,088	9,869
Net increase (decrease) in cash and cash equivalents	—	—	—	—
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	—	—